Schedule III - Real Estate Assets and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate Assets and Accumulated Depreciation Disclosure

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Real Estate Held for Investment the Company has Invested in Under Operating Leases:
24 Hour Fitness:
Olathe, KS	$4,817	$1,090	$5,353	$—	$6,443	$738	8/24/2007	2007
7500 Cottonwood Center:
Jenison, MI	—	1,079	4,023	81	5,183	654	3/30/2007	1993
Aaron Rents:
Alamogordo, NM	(i)	273	619	—	892	70	9/15/2008	2006
Anderson, SC	(i)	156	978	—	1,134	107	9/15/2008	1992
Baton Rouge, LA	(i)	226	603	—	829	67	9/15/2008	1999
Beeville, TX	(i)	80	808	—	888	90	9/15/2008	2004
Calmut City, IL	(i)	277	992	—	1,269	114	9/15/2008	1977
Charlotte, NC	(i)	272	424	—	696	48	9/15/2008	1957
Chiefland, FL	(i)	380	651	—	1,031	78	9/15/2008	2007
Clanton, AL	(i)	231	817	—	1,048	91	9/15/2008	2007
Essex, MD	(i)	632	966	—	1,598	107	9/15/2008	1988
Forrest City, AR	(i)	246	623	—	869	69	9/15/2008	2002
Griffin, GA	(i)	483	599	—	1,082	69	9/15/2008	2007
Grovetown, GA	(i)	220	799	—	1,019	89	9/15/2008	2007
Harrisonville, MO	(i)	509	252	—	761	29	9/15/2008	1996
Hartsville, SC	(i)	304	875	—	1,179	96	9/15/2008	2007
Largo, FL	(i)	393	884	—	1,277	103	9/15/2008	1999
Mansfield, TX	(i)	244	906	—	1,150	105	9/15/2008	2007
Navasota, TX	(i)	121	866	—	987	100	9/15/2008	2007
Okeechobee, FL	(i)	305	792	—	1,097	94	9/15/2008	2006
Rensselaer, NY	(i)	699	1,337	—	2,036	157	9/15/2008	1971
Rome, TX	(i)	387	1,050	—	1,437	123	9/15/2008	1996
Sandersville, GA	(i)	153	856	—	1,009	96	9/15/2008	2006
Shreveport, LA	(i)	267	569	—	836	67	9/15/2008	2001
Wichita, KS	(i)	247	627	—	874	69	9/15/2008	2005
Wilton, NY	(i)	2,693	3,577	—	6,270	425	9/15/2008	1987
Mineral Wells, TX	(i)	263	587	—	850	42	4/16/2010	2008
Sweetwater, TX	(i)	253	660	—	913	47	4/16/2010	2006
ABX Air:
Coventry, RI	—	548	3,293	16	3,857	546	2/16/2007	1998
Academy Sports:
Macon, GA	3,478	1,232	3,901	—	5,133	778	1/6/2006	2005
Katy, TX	68,250	8,853	88,008	12,240	109,101	15,274	1/18/2007	1976
Lufkin, TX	(i)	1,512	3,260	—	4,772	413	2/7/2008	2003
Advance Auto:
Greenfield, IN	(i)	670	609	—	1,279	134	6/29/2006	2003
Trenton, OH	(i)	333	651	—	984	144	6/29/2006	2003
Columbia Heights, MN	1,038	549	1,071	—	1,620	208	7/6/2006	2005

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Advance Auto (continued):
Fergus Falls, MN	$722	$187	$911	$(1)	$1,097	$183	7/6/2006	2005
Holland Township, MI	1,231	647	1,134	—	1,781	230	7/12/2006	2006
Holland, MI	1,193	614	1,118	—	1,732	226	7/12/2006	2006
Zeeland, MI	1,057	430	1,109	—	1,539	225	7/12/2006	2006
Grand Forks, ND	840	346	889	—	1,235	179	8/15/2006	2005
Duluth, MN	860	284	1,050	—	1,334	200	9/8/2006	2006
Grand Bay, AL	(i)	256	770	—	1,026	157	9/29/2006	2005
Hurley, MS	(i)	171	811	—	982	164	9/29/2006	2005
Rainsville, AL	(i)	383	823	—	1,206	166	9/29/2006	2005
Ashland, KY	(i)	641	827	—	1,468	171	11/17/2006	2006
Jackson, OH	(i)	449	755	—	1,204	158	11/17/2006	2005
New Boston, OH	(i)	477	846	—	1,323	177	11/17/2006	2005
Scottsburg, IN	(i)	264	844	—	1,108	175	11/17/2006	2006
Maryland Heights, MO	(i)	736	896	—	1,632	180	1/12/2007	2005
Charlotte, NC	(i)	435	905	—	1,340	49	12/22/2010	2008
Irvington, NJ	(i)	1,078	924	—	2,002	54	12/22/2010	2010
Midwest City, OK	(i)	248	1,222	—	1,470	64	12/22/2010	2010
Penns Grove, NJ	(i)	402	907	—	1,309	53	12/22/2010	2007
St. Francis, WI	(i)	394	1,065	—	1,459	57	12/22/2010	1997
Willingboro, NJ	(i)	973	676	—	1,649	38	12/22/2010	2010
Dunellen, NJ	(i)	1,054	1,242	—	2,296	72	12/22/2010	2007
Allstate Insurance:
Cross Plains, WI	(i)	864	4,488	8	5,360	661	12/7/2007	2007
Yuma, AZ	(i)	1,426	5,885	—	7,311	783	5/22/2008	2008
American TV & Appliance:
Peoria, IL	6,053	2,028	8,172	—	10,200	1,405	10/23/2006	2003
Applebee’s:
Albany, OR	1,929	808	1,836	—	2,644	281	4/26/2007	2005
Augusta, GA	2,258	621	2,474	—	3,095	363	4/26/2007	2005
Aurora (lliff), CO	1,884	1,324	1,258	—	2,582	183	4/26/2007	1992
Aurora, CO	1,732	1,001	1,373	—	2,374	199	4/26/2007	1998
Clovis, NM	1,924	512	2,125	—	2,637	308	4/26/2007	2005
Colorado Springs, CO	1,288	781	985	—	1,766	144	4/26/2007	1998
Columbus (Airport), GA	2,182	726	2,265	—	2,991	334	4/26/2007	2006
Columbus (Gentian), GA	2,453	1,098	2,263	6	3,367	334	4/26/2007	2005
Fountain, CO	1,876	747	1,825	—	2,572	267	4/26/2007	2005
Gallup , NM	2,172	499	2,477	—	2,976	359	4/26/2007	2004
Garden City, GA	1,817	803	1,688	—	2,491	248	4/26/2007	1998
Grand Junction, CO	2,142	915	2,021	—	2,936	294	4/26/2007	1995
Littleton, CO	1,566	1,491	656	—	2,147	97	4/26/2007	1990
Longview, WA	2,479	969	2,429	4	3,402	366	4/26/2007	2004
Loveland, CO	1,445	437	1,543	—	1,980	224	4/26/2007	1997

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Applebee’s (continued):
Macon (Eisenhower), GA	$1,711	$785	$1,561	$—	$2,346	$230	4/26/2007	1998
Macon (Riverside), GA	1,731	794	1,579	—	2,373	233	4/26/2007	1998
Santa Fe, NM	2,787	1,637	2,184	5	3,826	318	4/26/2007	1997
Savannah, GA	1,734	1,079	1,454	(156)	2,377	216	4/26/2007	1993
Union Gap, WA	1,761	196	2,218	—	2,414	332	4/26/2007	2004
Walla Walla, WA	1,647	770	1,487	—	2,257	231	4/26/2007	2005
Warner Robins, GA	1,732	677	1,696	—	2,373	251	4/26/2007	1994
Apria Healthcare:
St. John, MO	4,420	1,669	4,390	133	6,192	1,004	3/28/2007	1996
Arby’s:
New Castle, PA	(i)	555	810	—	1,365	103	1/31/2008	1999
Ashley Furniture:
Amarillo, TX	4,026	1,367	4,747	—	6,114	748	4/6/2007	1980
Anderson, SC	(i)	677	3,240	(4)	3,913	433	9/28/2007	2006
AT&T:
Beaumont, TX	8,592	611	10,717	10	11,338	2,113	3/19/2007	1971
Santa Clara, CA	5,020	2,455	10,876	—	13,331	1,183	9/30/2008	2002
Bank of America:
Delray Beach, FL	(i)	11,890	2,984	—	14,874	384	1/31/2008	1975
BE Aerospace:
Winston-Salem, NC	(i)	346	4,387	—	4,733	480	10/31/2008	1987
Best Buy:
Fayettville, NC	(i)	2,020	4,285	301	6,606	608	10/4/2007	1999
Wichita, KS	5,625	2,192	8,319	—	10,511	1,276	2/7/2008	1984
Las Cruces, NM	—	1,584	4,043	105	5,732	474	9/30/2008	2002
Kansas City, KS	—	1,464	5,375	—	6,839	236
Big 5 Center:
Aurora, CO	2,804	1,265	2,827	—	4,092	431	4/11/2007	2006
BJ’s Wholesale:
Ft. Lauderdale, FL	11,125	10,920	14,762	—	25,682	1,645	9/23/2008	2007
Haverhill, MA	9,100	5,497	13,904	49	19,450	1,713	4/14/2008	2006
Woodstock, GA	—	3,071	11,542	—	14,613	1,185	1/29/2009	2002
Borders:
Rapid City, SD	4,393	1,589	1,951	—	3,540	299	6/1/2007	1999
Reading, PA	4,257	2,128	3,186	626	5,940	487	6/1/2007	1997
Boscov’s:
Voorhees, NJ	(i)	1,889	5,012	—	6,901	679	2/7/2008	1970
Bridgestone Tire:
Atlanta, GA	(i)	1,623	977	—	2,600	127	2/7/2008	1998
Broadview Village Square:
Broadview , IL	31,500	8,489	46,933	338	55,760	6,962	9/14/2007	1994

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Burger King:
Durham, NC	$—	$808	$—	$—	$808	$—	4/29/2011	(h)
Carmax:
Greenville, SC	14,565	8,061	11,830	—	19,891	1,508	1/25/2008	1998
Pineville, NC	(i)	6,980	4,014	—	10,994	548	1/31/2008	2002
Raleigh, NC	(i)	4,000	7,669	8	11,677	970	1/31/2008	1994
Chambers Corner:
Wayland, MI	—	1,608	7,277	37	8,922	1,085	9/19/2007	2000
Chapel Hill Centre:
Douglasville, GA	3,050	1,827	5,303	—	7,130	163	10/28/2011	2006
Chili’s:
Paris, TX	1,790	600	1,851	—	2,451	304	12/28/2006	1999
Fredericksburg, TX	1,504	820	1,290	—	2,110	207	6/5/2007	1985
Tilton, NH	1,260	1,085	—	—	1,085	—	3/27/2009	(h)
Childtime Childcare:
Cuyahoga Falls, OH	(i)	114	564	—	678	31	12/15/2010	1972
Arlington, TX	(i)	268	867	—	1,135	46	12/15/2010	2000
Oklahoma City (May), OK	(i)	74	479	—	553	25	12/15/2010	1998
Oklahoma City (Penn), OK	—	60	617	—	677	32	12/15/2010	1998
Rochester, NY	(i)	107	485	—	592	28	12/15/2010	1974
Modesto (Honey Creek), CA	(i)	191	605	—	796	36	12/15/2010	2006
Church’s Chicken:
191 Locations	64,574	47,249	57,362	—	104,611	7,155	10/31/2008	Various
Circle K:
Akron (1178 Arlington), OH	680	434	834	—	1,268	114	12/20/2007	1994
Akron (1559 Market), OH	680	539	832	8	1,379	114	12/20/2007	1995
Akron (1693 West Market), OH	803	664	2,064	8	2,736	270	12/20/2007	2000
Akron (940 Arlington), OH	548	362	1,062	—	1,424	144	12/20/2007	1991
Akron (Albrecht), OH	539	400	908	—	1,308	120	12/20/2007	1997
Akron (Brittain), OH	605	345	1,005	8	1,358	140	12/20/2007	1995
Akron (Brown), OH	605	329	707	—	1,036	103	12/20/2007	1950
Akron (Cuyahoga), OH	813	518	794	—	1,312	111	12/20/2007	1998
Akron (Darrow), OH	605	544	849	8	1,401	116	12/20/2007	1994
Akron (Exchange), OH	709	559	900	—	1,459	121	12/20/2007	1996
Akron (Main), OH	567	330	1,288	7	1,625	177	12/20/2007	2000
Akron (Manchester), OH	794	304	945	—	1,249	130	12/20/2007	1994
Akron (Ridgewood), OH	605	435	386	—	821	56	12/20/2007	1969
Akron (Waterloo), OH	595	385	1,019	—	1,404	137	12/20/2007	2001
Albuquerque, NM	614	748	626	—	1,374	83	12/20/2007	1994
Auburn, AL	775	693	1,045	—	1,738	141	12/20/2007	1990
Augusta, GA	501	783	953	—	1,736	130	12/20/2007	1985
Barberton (31st St), OH	454	389	1,519	—	1,908	205	12/20/2007	1991

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Circle K (continued):
Barberton (5th St.), OH	$595	$283	$1,067	$—	$1,350	$141	12/20/2007	1996
Barberton (Wooster), OH	1,077	520	1,168	—	1,688	157	12/20/2007	2000
Baton Rouge (Burbank), LA	444	538	708	—	1,246	96	12/20/2007	1976
Baton Rouge (Floynell), LA	633	551	686	—	1,237	92	12/20/2007	1977
Baton Rouge (Jefferson), LA	482	770	600	—	1,370	81	12/20/2007	1970
Beaufort, SC	784	745	663	—	1,408	88	12/20/2007	1997
Bedford, OH	624	416	708	—	1,124	95	12/20/2007	2000
Bluffton , SC	1,162	1,075	777	—	1,852	106	12/20/2007	1997
Bossier City, LA	737	755	771	—	1,526	101	12/20/2007	1987
Brookpark, OH	652	472	819	—	1,291	108	12/20/2007	1998
Canton (12th St.) , OH	524	459	878	—	1,337	123	12/20/2007	1992
Canton (Tuscarwas), OH	1,068	730	1,339	—	2,069	180	12/20/2007	2000
Charleston, SC	1,257	1,182	758	—	1,940	99	12/20/2007	1987
Charlotte (Independence), NC	912	589	581	—	1,170	79	12/20/2007	1996
Charlotte (Sharon), NC	945	663	734	—	1,397	97	12/20/2007	1997
Charlotte (Sugar Creek), SC	973	623	603	—	1,226	80	12/20/2007	1991
Cleveland , OH	765	573	1,352	—	1,925	182	12/20/2007	2002
Columbia (Garners), SC	1,021	645	739	—	1,384	98	12/20/2007	1993
Columbia (Hardscrabble), SC	850	587	777	—	1,364	102	12/20/2007	1997
Columbia (Lumpkin), GA	756	526	756	—	1,282	105	12/20/2007	1978
Columbus (Airport), GA	690	569	455	—	1,024	64	12/20/2007	1984
Columbus (Buena Vista), GA	728	576	623	—	1,199	87	12/20/2007	1990
Columbus (Warm Springs), GA	888	2,085	2,949	—	5,034	385	12/20/2007	1978
Columbus (Whiteville), GA	1,512	1,394	1,039	—	2,433	137	12/20/2007	1995
Copley, OH	558	336	692	8	1,036	100	12/20/2007	1993
Cuyahoga Falls (Bath), OH	983	472	1,287	—	1,759	171	12/20/2007	2002
Cuyahoga Falls (Port), OH	671	413	988	—	1,401	134	12/20/2007	1995
Cuyahoga Falls (State), OH	463	327	613	8	948	85	12/20/2007	1972
El Paso (Americas), TX	1,106	696	1,272	—	1,968	172	12/20/2007	1999
El Paso (Mesa), TX	576	684	821	—	1,505	111	12/20/2007	1999
El Paso (Zaragosa), TX	1,030	967	764	—	1,731	102	12/20/2007	1998
Fairlawn, OH	756	480	818	—	1,298	112	12/20/2007	1993
Fort Mill, SC	1,172	1,207	2,007	—	3,214	261	12/20/2007	1999
Goose Creek, SC	633	671	578	—	1,249	78	12/20/2007	1983
Huntersville, NC	973	680	716	—	1,396	95	12/20/2007	1996
Kent, OH	472	223	678	—	901	91	12/20/2007	1994
Lanett, AL	430	1,645	4,693	—	6,338	654	12/20/2007	1974
Macon (Arkwright), GA	529	422	675	(5)	1,092	91	12/20/2007	1993
Macon (Riverside), GA	567	588	625	—	1,213	89	12/20/2007	1974
Maple Heights, OH	718	524	1,052	—	1,576	144	12/20/2007	1998
Martinez, GA	595	506	702	—	1,208	96	12/20/2007	1986

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Circle K (continued):
Midland (Beaver Run), GA	$1,172	$1,066	$1,099	$—	$2,165	$150	12/20/2007	1995
Mobile (Airport) , AL	813	516	651	—	1,167	93	12/20/2007	1987
Mobile (Moffett) , AL	619	475	374	(45)	804	54	12/20/2007	1988
Mount Pleasant, SC	709	616	631	—	1,247	86	12/20/2007	1978
North Augusta, SC	558	380	678	—	1,058	90	12/20/2007	1999
North Monroe, LA	737	816	1,375	—	2,191	180	12/20/2007	1986
Northfield , OH	935	829	1,564	—	2,393	205	12/20/2007	1983
Norton, OH	690	374	1,430	—	1,804	192	12/20/2007	2001
Opelika (2nd Avenue), AL	595	778	1,590	—	2,368	215	12/20/2007	1989
Opelika (Columbus), AL	1,096	829	968	—	1,797	141	12/20/2007	1988
Parma, OH	633	451	1,052	—	1,503	141	12/20/2007	2002
Phenix City, AL	775	674	1,148	—	1,822	153	12/20/2007	1999
Pine Mountain, GA	567	744	3,016	—	3,760	398	12/20/2007	1999
Port Wentworth, GA	1,087	945	861	—	1,806	126	12/20/2007	1991
Savannah (Johnny Mercer), GA	699	551	480	—	1,031	67	12/20/2007	1990
Savannah (King George), GA	756	816	712	—	1,528	95	12/20/2007	1997
Seville, OH	1,228	642	1,989	8	2,639	263	12/20/2007	2003
Shreveport , LA	586	517	1,074	—	1,591	143	12/20/2007	1988
Springdale, SC	813	368	609	—	977	81	12/20/2007	1999
Twinsburg, OH	652	409	1,146	—	1,555	158	12/20/2007	1984
Valley, AL	756	512	733	—	1,245	99	12/20/2007	1974
West Monroe (1602), LA	803	538	1,127	—	1,665	148	12/20/2007	1999
West Monroe (503), LA	709	918	660	—	1,578	89	12/20/2007	1983
Willoughby, OH	576	390	1,001	—	1,391	133	12/20/2007	1986
Circuit City (Formerly):
Mesquite, TX	—	1,094	6,687	1,242	9,023	1,167	6/29/2007	1996
Taunton, MA	—	2,219	6,314	(5,011)	3,522	192	7/13/2007	2001
Groveland, FL	20,250	4,990	24,740	—	29,730	3,440	7/17/2007	1991
Aurora, CO	4,777	1,763	4,295	1,975	8,033	625	8/22/2007	1995
Kennesaw, GA	(i)	2,242	18,075	4,706	25,023	3,442	1/31/2008	1998
Columbus Fish Market :
Grandview, OH	(i)	1,417	1,478	—	2,895	87	9/27/2010	1985
Conns:
San Antonio, TX	—	1,026	3,055	—	4,081	539	5/26/2006	2002
Convergys:
Las Cruces, NM	4,883	1,740	5,785	—	7,525	800	6/2/2008	1983
Coral Walk:
Cape Coral, FL	(i)	7,737	20,708	(231)	28,214	3,090	6/12/2008	2007
Cost-U-Less:
St. Croix, USVI	4,035	706	4,472	—	5,178	686	3/26/2007	2005

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Cumming Town Center:
Cumming, GA	$33,700	$13,555	$48,146	$(1,218)	$60,483	$5,751	7/11/2008	2007
CVS:
Alpharetta, GA	(i)	1,214	1,693	—	2,907	341	12/1/2005	1998
Richland Hills, TX	(i)	1,141	2,302	—	3,443	432	12/8/2005	1997
Portsmouth (Scioto Trail), OH	1,420	561	1,639	169	2,369	338	3/8/2006	1997
Lakewood, OH	—	552	1,225	80	1,857	288	4/19/2006	1996
Madison, MS	2,809	1,068	2,835	—	3,903	523	5/26/2006	2004
Portsmouth, OH	(i)	328	1,862	205	2,395	387	6/28/2006	1997
Okeechobee, FL	4,076	1,623	3,563	—	5,186	624	7/7/2006	2001
Orlando, FL	3,016	2,125	2,213	—	4,338	400	7/12/2006	2005
Gulfport, MS	2,611	1,231	2,483	—	3,714	429	8/10/2006	2000
Clinton, NY	1,983	684	2,014	—	2,698	337	8/24/2006	2006
Glenville Scotia, NY	3,413	1,601	2,928	—	4,529	472	11/16/2006	2006
Florence, SC	1,706	771	1,803	—	2,574	277	5/17/2007	1998
Indianapolis, IN	—	1,077	2,238	—	3,315	281	2/7/2008	1998
Onley, VA	3,251	1,584	3,156	—	4,740	384	5/8/2008	2007
Columbia (I), TN	1,370	1,090	1,752	—	2,842	216	9/30/2008	1998
Columbia (II), TN	1,330	1,205	1,579	—	2,784	198	9/30/2008	1998
Hamilton, OH	2,280	917	1,682	—	2,599	198	9/30/2008	1999
Mechanicsville, NY	1,417	415	2,104	—	2,519	233	9/30/2008	1997
Atlanta, GA	—	910	2,450	—	3,360	273	10/7/2008	2006
Carrollton, TX	(i)	542	1,428	—	1,970	159	12/23/2008	1995
Kissimmee, FL	(i)	810	1,607	—	2,417	176	12/23/2008	1995
Lake Worth, TX	(i)	474	1,323	—	1,797	147	12/23/2008	1996
Richardson, TX	—	476	1,769	—	2,245	196	12/23/2008	1996
River Oaks, TX	—	819	1,711	—	2,530	190	12/23/2008	1996
The Colony, TX	(i)	460	1,422	(5)	1,877	158	12/23/2008	1996
Wichita Falls (SW), TX	(i)	451	1,655	—	2,106	183	12/23/2008	1996
Wichita Falls, TX	(i)	471	1,276	—	1,747	141	12/23/2008	1995
Myrtle Beach, SC	4,788	1,565	2,564	—	4,129	256	3/27/2009	2004
Maynard, MA	5,596	2,157	2,049	—	4,206	199	3/31/2009	2005
Waynesville, NC	3,966	420	3,005	—	3,425	298	3/31/2009	2005
Indianapolis (21st Street), IN	(i)	807	2,073	—	2,880	129	7/21/2010	1986
Lincoln, IN	(i)	375	2,472	—	2,847	144	9/17/2010	1981
Azle, TX	3,158	935	2,955	—	3,890	164	12/16/2010	1985
Fairview Township, PA	2,018	968	1,754	—	2,722	91	1/27/2011	2007
St. Augustine, FL	2,714	1,002	3,081	—	4,083	132	4/26/2011	2008
Dave and Buster’s:
Addison, IL	5,600	5,837	6,810	—	12,647	1,017	7/19/2007	2006
David’s Bridal:
Lenexa, KS	—	766	2,197	—	2,963	519	1/11/2006	2005

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
David’s Bridal (continued):
Topeka, KS	$2,000	$569	$2,193	$—	$2,762	$455	10/13/2006	2006
Dickinson Theater:
Yukon, OK	(i)	980	3,403	7	4,390	475	7/17/2007	2007
Dick’s Sporting Goods:
Amherst, NY	6,321	3,147	6,084	864	10,095	1,180	12/20/2006	1986
Dollar General:
Crossville, TN	1,950	647	2,088	—	2,735	402	6/2/2006	2006
Ardmore, TN	1,804	735	1,839	—	2,574	350	6/9/2006	2005
Livingston, TN	1,856	899	1,687	—	2,586	328	6/12/2006	2006
Drexel Heritage:
Hickory, NC	—	394	3,622	—	4,016	1,360	2/24/2006	1963
Eckerd:
Lincolnton, NC	1,538	557	2,131	—	2,688	317	4/3/2007	1998
Easton, PA	4,060	2,308	3,411	—	5,719	495	4/25/2007	2005
Spartanburg, SC	2,259	1,368	1,791	—	3,159	275	5/17/2007	1998
EDS Information Systems:
Salt Lake City, UT	18,000	2,283	19,796	279	22,358	2,763	7/17/2007	1999
Federal Express:
Rockford, IL	(i)	1,469	3,669	223	5,361	749	12/9/2005	1994
Council Bluffs, IA	2,185	530	1,845	—	2,375	308	11/15/2006	1999
Edwardsville, KS	12,880	1,693	15,439	5,507	22,639	2,540	11/15/2006	1999
Peoria, IL	2,080	337	2,629	22	2,988	367	7/20/2007	1997
Walker, MI	—	1,387	4,424	3,334	9,145	614	8/8/2007	2001
Mishawaka, IN	(i)	303	3,356	—	3,659	428	2/7/2008	1993
Huntsville, AL	—	1,576	8,252	8	9,836	899	9/30/2008	2008
Baton Rouge, LA	6,470	1,822	6,332	1,561	9,715	797	10/3/2008	2008
Ferguson Enterprises:
Auburn, AL	—	663	1,401	—	2,064	162	8/21/2008	2007
Charlotte, NC	4,050	2,347	7,782	—	10,129	943	8/21/2008	2007
Cohasset, MN	(i)	65	1,221	—	1,286	138	8/21/2008	2007
Front Royal, VA	—	3,475	38,699	—	42,174	4,458	8/21/2008	2007
Ocala, FL	—	650	6,207	—	6,857	734	8/21/2008	2006
Powhatan, VA	(i)	522	4,712	—	5,234	534	8/21/2008	2007
Salisbury, MD	(i)	773	8,016	—	8,789	911	8/21/2008	2007
Shallotte, NC	(i)	594	1,717	—	2,311	197	8/21/2008	2006
Fire Mountain Buffet:
Decatur, AL	—	870	1,318	—	2,188	60	4/29/2011	2004
Dawsonville, GA	—	686	851	—	1,537	39	4/29/2011	2005
Lake Charles, LA	—	1,115	1,058	—	2,173	52	4/29/2011	1987
Gallina Centro:
Collierville, TN	14,200	5,669	10,347	8	16,024	1,668	3/26/2007	2000

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Gallina Centro II:
Collierville II, TN	—	$1,858	$5,073	$—	$6,931	$17	11/15/2012	2012
Gold’s Gym:
O’Fallon, IL	3,650	1,407	5,253	—	6,660	992	9/29/2006	2005
St. Peters, MO	4,893	2,338	4,428	—	6,766	645	7/31/2007	2007
O’Fallon, MS	5,425	3,120	3,992	—	7,112	611	8/29/2007	2007
Golden Corral:
Albuquerque, NM	—	1,526	2,853	—	4,379	119	9/28/2011	2011
Gordman’s:
Peoria, IL	4,950	1,558	6,674	—	8,232	1,047	1/18/2007	2006
Gregg Appliances:
Greensboro, NC	(i)	2,412	3,931	(366)	5,977	498	1/11/2008	2007
Grove City, OH	(i)	987	4,477	—	5,464	584	9/17/2008	2008
Mt Juliet, TN	2,425	2,088	3,638	—	5,726	449	9/23/2008	2008
Hilltop Plaza:
Bridgeton, MO	(i)	8,012	13,342	7	21,361	1,752	2/6/2008	1991
HOM Furniture:
Fargo, ND	4,800	1,155	9,779	—	10,934	1,592	1/4/2007	2004
Home Depot:
Bedford Park, IL	(i)	9,024	20,877	545	30,446	2,926	8/21/2007	1992
Lakewood, CO	7,212	9,367	—	—	9,367	—	8/27/2008	2006
Colma, CA	19,300	17,636	20,114	—	37,750	2,175	9/30/2008	1995
Infiniti:
Davie, FL	5,151	3,076	5,410	—	8,486	936	11/30/2006	2006
Ivex Packaging:
New Castle, PA	—	162	3,877	—	4,039	209	12/20/2010	1986
J.Jill:
Tilton, NH	(i)	6,214	17,378	—	23,592	1,125	9/30/2010	2008
Jo-Ann Fabrics:
Alpharetta, GA	(i)	2,578	3,682	—	6,260	538	8/5/2008	2000
Independence, MO	(i)	1,304	2,790	—	4,094	172	12/23/2010	2006
Kohl’s:
Wichita, KS	5,200	1,798	6,200	818	8,816	1,176	9/27/2006	1996
Lake Zurich, IL	9,075	1,854	10,086	—	11,940	1,453	7/17/2007	2000
Grand Forks, ND	4,931	1,855	5,680	—	7,535	684	6/11/2008	2006
Tilton, NH	3,780	5,640	—	—	5,640	—	3/27/2009	(h)
Olathe, KS	5,819	2,539	5,471	350	8,360	217	8/23/2011	1995
Kroger:
LaGrange, GA	—	1,101	6,032	177	7,310	874	6/28/2007	1998
LA Fitness:
Brooklyn Park, MN	5,871	1,963	7,460	—	9,423	885	6/17/2008	2008
Matteson, IL	5,753	2,628	6,474	—	9,102	867	7/16/2008	2007
Greenwood, IN	(i)	2,233	7,670	—	9,903	950	8/5/2008	2007
League City, TX	(i)	1,597	4,832	16	6,445	328	5/21/2010	2007

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
LA Fitness (continued):
Naperville, IL	(i)	$2,415	$5,759	$—	$8,174	$388	6/30/2010	1999
West Chester, OH	5,075	664	6,696	—	7,360	314	4/27/2011	2009
La-Z-Boy:
Glendale, AZ	(i)	2,515	2,968	—	5,483	600	10/25/2005	2001
Newington, CT	3,324	1,466	4,979	—	6,445	756	1/5/2007	2006
Kentwood, MI	—	1,442	3,702	—	5,144	590	6/28/2007	1986
Lincoln Place:
Fairview Heights, IL	35,432	6,010	36,738	1,416	44,164	5,650	4/5/2007	1998
Logan’s Roadhouse:
Fairfax, VA	1,117	1,527	1,414	—	2,941	216	3/28/2007	1998
Johnson City, TN	1,933	1,280	1,794	—	3,074	273	3/28/2007	1996
Wichita Falls, TX	(i)	435	1,670	—	2,105	90	12/17/2010	2009
Trussville, AL	(i)	723	1,147	—	1,870	63	12/17/2010	2008
Long John Silvers:
Houston, TX	(i)	965	—	122	1,087	17	7/19/2007	2004
Lowe’s:
Enterprise, AL	(i)	1,012	5,803	—	6,815	1,164	12/1/2005	1995
Lubbock, TX	7,475	4,581	6,563	57	11,201	1,187	9/27/2006	1996
Midland, TX	7,150	3,525	7,332	—	10,857	1,306	9/27/2006	1996
Cincinnati, OH	13,800	5,592	11,319	—	16,911	1,691	7/17/2007	1998
Chester, NY	3,834	5,704	—	—	5,704	—	9/19/2008	2008
Tilton, NH	12,960	10,800	—	—	10,800	—	3/27/2009	(h)
Market Pointe:
Papillion, NE	11,825	11,626	12,882	322	24,830	1,718	6/20/2008	2007
Marsh Supermarket:
Indianapolis, IN	5,950	1,842	10,764	—	12,606	1,359	2/7/2008	1999
Massard Farms
Fort Smith, AR	9,670	4,295	10,755	236	15,286	1,584	10/11/2007	2001
Mealey’s Furniture:
Maple Shade, NJ	(i)	1,716	3,907	821	6,444	643	12/12/2007	2007
Mercedes Benz:
Atlanta, GA	(i)	2,623	7,208	—	9,831	1,110	12/15/2006	2000
Milford Commons:
Milford, CT	5,161	7,525	4,257	—	11,782	572	1/17/2008	2005
Mountainside Fitness:
Chandler, AZ	(i)	1,177	4,480	—	5,657	1,017	2/9/2006	2001
Mustang Engineering:
Houston, TX	(i)	1,859	16,198	37	18,094	2,520	1/31/2008	1983
Northern Tool & Equipment:
Blaine, MN	3,185	2,233	2,432	—	4,665	417	2/28/2007	2006

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
O’Reilly Auto Parts:
Dallas, TX	$3,290	$1,896	$2,904	$—	$4,800	$441	2/6/2007	1970
Office Depot:
Dayton, OH	2,130	807	2,183	—	2,990	367	7/7/2006	2005
Greenville, MS	—	666	2,469	—	3,135	422	7/12/2006	2000
Warrensburg, MO	—	1,024	1,540	—	2,564	367	7/19/2006	2001
Benton, AR	2,130	560	2,506	—	3,066	401	11/21/2006	2001
Oxford, MS	2,295	916	2,141	—	3,057	338	12/1/2006	2006
Enterprise, AL	1,850	771	1,635	—	2,406	253	2/27/2007	2006
Alcoa, TN	(i)	1,164	2,537	158	3,859	323	1/31/2008	1999
Laurel, MS	(i)	351	2,214	—	2,565	247	9/30/2008	2002
London, KY	(i)	724	2,687	—	3,411	374	9/30/2008	2001
Durham, NC	2,052	737	1,647	—	2,384	77	4/29/2011	2008
Balcones Heights, TX	2,285	1,213	2,157	—	3,370	99	4/29/2011	2009
OfficeMax:
Orangeburg, SC	—	590	2,363	—	2,953	426	2/28/2007	1999
Old Time Pottery:
Fairview Heights, IL	—	1,044	2,943	50	4,037	872	11/21/2006	1979
One Pacific Place:
Omaha, NE	23,400	6,254	27,877	2,217	36,348	5,794	2/6/2007	1988
Oxford Theater:
Oxford, MS	—	281	4,051	(2,581)	1,751	19	8/31/2006	2006
Payless Shoes:
Columbia, SC	(i)	568	742	—	1,310	93	9/30/2008	1998
PepBoys:
Albuquerque, NM	—	1,495	1,980	—	3,475	256	3/25/2008	1990
Arlington Heights, IL	—	1,379	4,376	—	5,755	562	3/25/2008	1995
Clarksville, IN	(i)	1,017	1,492	—	2,509	200	3/25/2008	1993
Colorado Springs, CO	—	1,223	1,820	—	3,043	242	3/25/2008	1994
El Centro, CA	(i)	1,000	1,202	—	2,202	156	3/25/2008	2006
Fort Myers, FL	—	2,121	2,546	—	4,667	323	3/25/2008	1994
Frederick, MD	(i)	1,786	2,812	—	4,598	344	3/25/2008	1987
Hampton, VA	(i)	2,024	1,757	—	3,781	231	3/25/2008	1993
Lakeland, FL	(i)	3,313	1,991	—	5,304	274	3/25/2008	1991
Nashua, NH	—	2,415	2,006	—	4,421	260	3/25/2008	1996
Orem, UT	(i)	1,392	1,224	—	2,616	161	3/25/2008	1990
Pasadena, TX	(i)	1,703	2,656	—	4,359	342	3/25/2008	1995
San Antonio, TX	—	905	2,091	—	2,996	278	3/25/2008	1988
Tamarac, FL	(i)	1,690	2,106	—	3,796	269	3/25/2008	1997
Tampa, FL	—	3,902	2,035	—	5,937	306	3/25/2008	1991

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Pep Boys (continued):
West Warwick, RI	(i)	$2,429	$1,198	$—	$3,627	$161	3/25/2008	1993
Petsmart:
McCarran, NV	22,000	5,151	43,546	—	48,697	5,079	7/2/2008	2008
Chattanooga, TN	—	1,136	3,418	—	4,554	382	8/5/2008	1996
Daytona Beach, FL	—	1,735	3,270	—	5,005	365	8/5/2008	1996
Fredericksburg, VA	—	3,247	2,083	—	5,330	235	8/5/2008	1997
Plastech:
Auburn Hills, MI	(i)	3,283	18,153	(2,882)	18,554	2,840	12/15/2005	1995
Pocatello Square:
Pocatello, ID	17,250	3,262	18,418	2,388	24,068	3,092	4/6/2007	2006
Rayford Square:
Spring, TX	5,940	2,339	6,696	178	9,213	1,179	3/2/2006	1973
Rite Aid:
Alliance, OH	—	432	1,446	1	1,879	311	10/20/2005	1996
Enterprise, AL	2,043	920	2,391	—	3,311	463	1/26/2006	2005
Wauseon, OH	2,142	1,047	2,333	1	3,381	457	1/26/2006	2005
Saco, ME	1,340	391	1,989	—	2,380	389	1/27/2006	1997
Cleveland, OH	1,370	566	1,753	1	2,320	357	4/27/2006	1997
Fremont, OH	1,300	863	1,435	1	2,299	285	4/27/2006	1997
Defiance, OH	2,321	1,174	2,373	1	3,548	441	5/26/2006	2005
Lansing, MI	1,041	254	1,276	50	1,580	266	6/29/2006	1950
Glassport, PA	2,325	674	3,112	1	3,787	493	10/4/2006	2006
Hanover, PA	4,115	1,924	3,804	—	5,728	597	10/17/2006	2006
Plains, PA	3,380	1,147	3,780	—	4,927	561	4/16/2007	2006
Fredericksburg, VA	2,979	1,522	3,378	—	4,900	484	5/2/2007	2007
Lima, OH	3,103	1,814	2,402	—	4,216	359	5/14/2007	2005
Allentown, PA	3,615	1,635	3,654	—	5,289	534	5/15/2007	2006
Ruth Chris:
Metairie, LA	(i)	1,701	1,262	—	2,963	74	9/27/2010	2006
Sarasota, FL	(i)	1,480	1,266	—	2,746	74	9/27/2010	2007
Ryan’s Buffet:
Florence, AL	—	827	1,176	—	2,003	55	4/29/2011	1994
Dothan, AL	—	667	1,158	—	1,825	53	4/29/2011	1998
Carrollton, GA	—	610	928	—	1,538	43	4/29/2011	1995
Hiram, GA	—	729	940	—	1,669	44	4/29/2011	1999
Albany, GA	—	838	1,561	—	2,399	72	4/29/2011	2003
Corydon, IN	—	550	1,136	—	1,686	52	4/29/2011	1999
Bowling Green, KY	—	1,371	1,601	—	2,972	75	4/29/2011	1997
Johnstown, PA	—	725	813	—	1,538	37	4/29/2011	1998
Picayune, MS	—	1,212	1,044	—	2,256	49	4/29/2011	1999
Tupelo, MS	—	1,010	947	—	1,957	44	4/29/2011	1995

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Ryan’s Buffet (continued):
Charleston, SC	$—	$1,209	$488	$—	$1,697	$24	4/29/2011	1988
Conroe, TX	—	1,746	1,362	—	3,108	65	4/29/2011	1993
Princeton, WV	—	930	1,484	—	2,414	68	4/29/2011	2001
Sportsman’s Warehouse (Formerly):
Wichita, KS	—	1,586	5,954	(4,762)	2,778	—	6/27/2006	2006
DePere, WI	3,907	1,131	4,295	—	5,426	669	4/20/2007	2004
Staples:
Crossville, TN	—	549	2,134	—	2,683	521	1/26/2006	2001
Peru, IL	—	1,285	1,959	—	3,244	384	11/10/2006	1998
Clarksville, IN	2,900	939	3,080	—	4,019	562	12/29/2006	2006
Greenville, SC	2,955	1,718	2,496	—	4,214	374	4/11/2007	2007
Warsaw, IN	1,850	1,084	1,984	—	3,068	306	5/17/2007	1998
Guntersville, AL	—	969	2,330	—	3,299	338	7/6/2007	2001
Moraine, OH	(i)	1,168	2,182	(11)	3,339	311	10/12/2007	2006
Angola, IN	—	457	2,366	—	2,823	278	9/30/2008	1999
Starbucks:
Covington, TN	—	563	856	—	1,419	138	6/22/2007	2007
Sedalia, MO	(i)	249	837	—	1,086	123	6/22/2007	2006
Bowling Green, KY	(i)	557	1,005	3	1,565	148	10/23/2007	2007
Shawnee, OK	(i)	362	644	5	1,011	99	10/31/2007	2006
Oklahoma City, OK	—	386	725	5	1,116	112	11/20/2007	2007
Chattanooga, TN	—	533	788	5	1,326	119	11/26/2007	2007
Maryville, TN	(i)	663	733	4	1,400	111	11/26/2007	2007
Powell, TN	(i)	517	728	4	1,249	111	11/26/2007	2007
Seymour, TN	—	509	752	4	1,265	113	11/26/2007	2007
Altus, OK	—	191	885	—	1,076	131	1/16/2008	2007
Stillwater, OK	(i)	164	990	—	1,154	139	2/28/2008	2007
Memphis, TN	—	201	1,077	—	1,278	145	3/4/2008	2007
Ponca City, OK	—	218	778	—	996	107	3/11/2008	2007
Kingsport, TN	(i)	544	733	—	1,277	103	3/25/2008	2008
Stations Casino:
Las Vegas, NV	42,212	4,976	50,024	—	55,000	6,564	11/1/2007	2007
Taco Bell:
Anderson, IN	(i)	344	640	(13)	971	130	7/19/2007	1995
Brazil, IN	(i)	539	569	(12)	1,096	113	7/19/2007	1996
Henderson, KY	(i)	380	946	(14)	1,312	168	7/19/2007	1992
Martinsville, IN	(i)	421	633	(12)	1,042	126	7/19/2007	1986
Princeton, IN	(i)	287	628	(14)	901	136	7/19/2007	1992
Robinson, IN	(i)	300	527	(11)	816	110	7/19/2007	1994
Spencer, IN	(i)	216	583	(14)	785	117	7/19/2007	1999
Vinceness, IN	(i)	623	648	(16)	1,255	131	7/19/2007	2000

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Taco Bell (continued):
Washington, IN	(i)	$334	$583	$(12)	$905	$119	7/19/2007	1995
TelerX Marketing:
Kings Mountain, NC	—	367	7,795	—	8,162	1,183	7/17/2007	2007
Three Forks Restaurant:
Dallas, TX	—	3,641	5,678	—	9,319	679	6/5/2008	1998
TJ Maxx:
Staunton, VA	—	933	3,082	157	4,172	374	9/30/2008	1988
Tractor Supply:
Parkersburg, WV	1,793	934	2,050	—	2,984	433	9/26/2005	2005
La Grange, TX	1,405	256	2,091	—	2,347	379	11/6/2006	2006
Livingston, TN	1,725	430	2,360	—	2,790	423	11/22/2006	2006
New Braunfels, TX	1,750	511	2,350	—	2,861	424	11/22/2006	2006
Crockett, TX	1,325	291	1,957	—	2,248	349	12/1/2006	2006
Ankeny, IA	1,950	717	1,984	—	2,701	349	2/9/2007	2006
Greenfield, MN	2,228	1,311	2,367	—	3,678	350	4/2/2007	2006
Marinette, WI	1,918	448	2,123	—	2,571	360	4/10/2007	2006
Paw Paw, MI	2,048	537	2,349	—	2,886	348	4/10/2007	2006
Navasota, TX	2,050	348	2,368	—	2,716	393	4/18/2007	2006
Fredericksburg, TX	2,031	593	2,235	—	2,828	325	5/8/2007	2007
Fairview, TN	1,931	449	2,234	—	2,683	323	5/25/2007	2007
Baytown, TX	2,251	808	2,212	—	3,020	317	6/11/2007	2007
Prior Lake, MN	3,283	1,756	2,948	98	4,802	435	6/29/2007	1991
Rome, NY	1,716	1,231	1,747	—	2,978	226	1/4/2008	2003
Clovis, NM	(i)	695	2,129	—	2,824	266	4/7/2008	2007
Carroll, OH	1,090	798	1,030	—	1,828	261	5/8/2008	1976
Baldwinsville, NY	1,705	1,110	1,938	—	3,048	225	10/15/2008	2005
LaGrange, KY	(i)	584	2,322	—	2,906	300	11/19/2008	2008
Lowville, NY	(i)	126	1,848	—	1,974	127	6/3/2010	2006
Malone, NY	(i)	168	1,852	—	2,020	127	6/3/2010	2006
Elletsville, IN	(i)	247	1,992	—	2,239	122	9/13/2010	2007
Mt. Sterling, KY	1,452	471	1,899	—	2,370	66	10/27/2011	2011
TutorTime:
Pittsburgh, PA	(i)	508	391	—	899	27	12/15/2010	2008
Victoria Crossing:
Victoria, TX	8,288	2,207	9,531	121	11,859	1,497	1/12/2007	2006
Wadsworth Boulevard:
Denver, CO	6,708	4,723	12,728	274	17,725	2,305	2/6/2006	1991
Walgreens:
Brainerd, MN	2,814	981	2,882	—	3,863	594	10/5/2005	2000
Florissant, MO	3,372	1,482	3,205	—	4,687	590	11/2/2005	2001
St Louis (Gravois), MO	3,999	2,220	3,305	—	5,525	609	11/2/2005	2001

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Walgreen’s (continued):
St Louis (Telegraph), MO	$3,289	$1,745	$2,875	$—	$4,620	$530	11/2/2005	2001
Columbia, MO	3,573	2,353	3,351	—	5,704	658	11/22/2005	2002
Olivette, MO	4,476	3,077	3,798	—	6,875	725	11/22/2005	2001
Knoxville, TN	3,250	1,826	2,465	—	4,291	474	5/8/2006	2000
Picayune, MS	2,766	1,212	2,548	—	3,760	428	9/15/2006	2006
Cincinnati, OH	3,341	1,335	3,272	—	4,607	492	3/6/2007	2000
Madeira, OH	2,850	1,060	2,911	—	3,971	439	3/6/2007	1998
Sharonville, OH	2,630	1,203	2,836	352	4,391	472	3/6/2007	1998
Shreveport, LA	2,815	477	2,648	—	3,125	396	3/23/2007	1998
Bridgetown, OH	3,043	1,537	2,356	—	3,893	356	4/30/2007	1998
Dallas, TX	2,175	992	2,749	619	4,360	487	5/9/2007	1996
Bryan, TX	4,111	783	4,792	(4)	5,571	685	5/18/2007	2001
Harris County, TX	3,673	1,651	3,007	—	4,658	448	5/18/2007	2000
Gainesville, FL	2,465	1,079	2,398	18	3,495	344	6/1/2007	1997
Kansas City (63rd St), MO	3,035	1,255	2,944	363	4,562	458	7/11/2007	2000
Kansas City (Independence), MO	2,990	1,233	3,066	—	4,299	430	7/11/2007	1997
Kansas City (Linwood), MO	2,438	1,066	2,634	202	3,902	391	7/11/2007	2000
Kansas City (Troost), MO	2,464	1,149	3,288	—	4,437	460	7/11/2007	2000
Topeka, KS	1,870	860	2,142	—	3,002	300	7/11/2007	1999
Fort Worth, TX	3,675	276	2,982	—	3,258	411	7/17/2007	1992
Richmond, VA	(i)	745	2,902	—	3,647	417	8/17/2007	1997
Dallas, TX	(i)	367	2,214	(1)	2,580	300	8/27/2007	1997
Brentwood, TN	2,700	2,904	2,179	(74)	5,009	294	10/17/2007	2006
Harriman, TN	2,500	1,133	3,526	—	4,659	470	10/24/2007	2007
Beverly Hills, TX	2,460	1,286	2,562	691	4,539	413	12/5/2007	2007
Waco, TX	2,730	1,138	2,683	700	4,521	431	12/5/2007	2007
Cincinnati (Seymour), OH	(i)	756	2,587	—	3,343	351	12/21/2007	2000
Oneida, TN	2,500	555	3,938	—	4,493	501	2/29/2008	2007
Batesville, MS	—	1,558	3,265	—	4,823	415	3/31/2008	2007
Elmira, NY	2,900	1,996	3,831	—	5,827	463	5/1/2008	2007
Hibbing, MN	2,489	1,048	2,763	—	3,811	326	5/14/2008	2007
Essex, MD	3,817	1,208	4,725	—	5,933	548	5/30/2008	2007
Bath, NY	2,513	1,114	2,924	—	4,038	348	6/2/2008	2008
Chino Valley, AZ	3,186	1,779	3,014	—	4,793	347	6/2/2008	2007
Albany, GA	2,592	929	3,177	—	4,106	381	6/11/2008	2008
Rome, NY	2,553	1,170	3,121	—	4,291	365	7/15/2008	2007
Columbus, MS	2,552	1,193	2,831	—	4,024	346	7/24/2008	2004
Mobile, AL	3,215	1,654	3,286	—	4,940	385	8/28/2008	2007
Akron, OH	(i)	565	1,961	86	2,612	235	9/30/2008	1994
Broken Arrow, OK	—	770	1,274	—	2,044	160	9/30/2008	1993
Crossville, TN	2,731	878	3,154	—	4,032	393	9/30/2008	2001

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Walgreen’s (continued):
Jacksonville, FL	$2,998	$1,044	$4,178	$—	$5,222	$474	9/30/2008	2000
LaMarque, TX	—	450	3,461	—	3,911	389	9/30/2008	2000
Newton, IA	(i)	505	3,456	—	3,961	392	9/30/2008	2000
Saginaw, MI	—	801	2,977	—	3,778	342	9/30/2008	2001
Seattle, WA	3,740	2,944	3,206	—	6,150	364	9/30/2008	2002
Tulsa, OK	—	651	2,168	—	2,819	256	9/30/2008	1994
Tulsa, OK	—	192	1,935	—	2,127	231	9/30/2008	1993
Evansville, IN	—	1,131	2,898	—	4,029	300	11/25/2008	2007
Austin, MN	3,531	1,049	1,940	—	2,989	189	3/27/2009	2002
Canton, IL	4,429	842	3,046	—	3,888	301	3/27/2009	2006
Galloway, OH	4,250	1,055	2,834	—	3,889	283	3/27/2009	2003
Humble, TX	4,395	1,092	3,027	—	4,119	294	3/27/2009	2003
Memphis, TN	5,058	693	3,827	—	4,520	380	3/27/2009	2002
Parkville, MO	4,274	1,461	2,243	—	3,704	227	3/27/2009	2006
San Antonio, TX	4,060	991	3,005	—	3,996	292	3/27/2009	2004
Toledo, OH	5,400	1,208	3,469	—	4,677	339	3/27/2009	2005
Antioch, TN	4,425	479	3,411	—	3,890	335	3/31/2009	2002
Decatur, IL	4,003	680	2,989	—	3,669	297	3/31/2009	2005
Long Beach, MS	3,662	791	2,600	—	3,391	256	3/31/2009	2005
Roselle, NJ	5,742	1,632	3,746	—	5,378	360	3/31/2009	2002
Saraland, AL	5,079	1,415	3,187	—	4,602	309	3/31/2009	2003
Mt. Pleasant, TX	3,404	1,097	3,447	—	4,544	185	12/21/2010	1999
Richmond Hill, GA	3,237	1,257	3,304	—	4,561	160	2/25/2011	2009
Wal-Mart:
Anderson, SC	8,160	3,265	8,442	1,271	12,978	1,414	5/8/2007	1993
New London, WI	1,778	658	1,938	135	2,731	310	5/9/2007	1991
Spencer, IN	1,325	612	1,427	157	2,196	243	5/23/2007	1987
Bay City, TX	(i)	637	2,558	(6)	3,189	365	8/14/2007	1990
Washington, IL	(i)	1,043	2,386	117	3,546	360	9/10/2007	1989
Borger, TX	(i)	932	1,828	(10)	2,750	258	9/12/2007	1991
Whiteville, NC	(i)	854	1,357	245	2,456	225	10/11/2007	1988
WaWa:
Hockessin, DE	2,709	1,850	2,000	—	3,850	393	3/29/2006	2000
Manahawkin, NJ	2,617	1,359	2,360	—	3,719	379	3/29/2006	2000
Narberth, PA	2,422	1,659	1,782	—	3,441	351	3/29/2006	2000
Wehrenberg Theatre:
Arnold, MO	(i)	2,798	4,604	126	7,528	823	6/14/2006	1998
Weston Shops:
Weston, FL	(i)	6,034	9,573	—	15,607	1,168	7/30/2008	2007
Wickes Furniture:
Chicago, IL	15,925	9,896	11,282	(11,377)	9,801	804	10/17/2007	2007

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
WinCo Foods:
Eureka, CA	$11,247	$4,277	$10,919	$380	$15,576	$1,622	6/27/2007	1960
Winter Garden Village:
Winter Garden, FL	105,700	22,862	151,385	2,058	176,305	17,211	9/26/2008	2007
	$1,359,996	$841,244	$2,176,266	$23,523	$3,041,033	$297,354

Real Estate Held for Investment the Company has Invested in Under Direct Financing Leases (g):
Academy Sports:
Houston, TX	$3,825	$3,953	$1,952	$1	$5,906	$—	6/27/2007	1995
Baton Rouge, LA	4,687	2,719	6,014	1,937	10,670	—	7/19/2007	1996
Houston (Breton), TX	3,045	1,194	4,675	—	5,869	—	7/19/2007	1995
Houston (Southwest), TX	4,625	3,377	5,066	3,127	11,570	68	7/19/2007	1996
North Richland Hills, TX	4,217	2,097	5,693	(153)	7,637	—	7/19/2007	1996
Best Buy:
Evanston, IL	5,900	3,661	6,984	2	10,647	—	6/27/2007	1996
Warwick , RI	5,350	3,948	9,544	—	13,492	—	6/27/2007	1992
CVS:
Amarillo, TX	1,741	832	2,563	—	3,395	—	7/19/2007	1994
Del City, OK	2,631	1,085	4,496	—	5,581	—	7/19/2007	1998
Eckerd:
Mantua, NJ	1,470	943	1,495	2	2,440	—	6/27/2007	1993
Vineland, NJ	3,500	2,353	4,743	—	7,096	—	6/27/2007	1997
Chattanooga, TN	1,920	1,023	2,976	—	3,999	—	7/19/2007	1997
Mableton, GA	1,197	716	1,699	—	2,415	—	7/19/2007	1994
	$44,108	$27,901	$57,900	$4,916	$90,717	$68
(a) As of December 31, 2012, we owned 417 single-tenant, freestanding retail properties, 312 single-tenant, freestanding commercial properties and 23 multi-tenant retail properties.
(b) The aggregate cost for federal income tax purposes is approximately $3.1 billion.
(c) The following is a reconciliation of total real estate carrying value for the years ended December 31:

	2012	2011	2010
Balance, beginning of period	3,123,915	3,018,095	2,921,274
Additions
Acquisitions	6,931	86,975	96,156
Improvements	13,584	19,000	6,668
Total additions	20,515	105,975	102,824
Deductions
Cost of real estate sold	6,945	155	5
Adjustment to basis	—	—	1,190
Other (including provisions for impairment of real estate assets)	5,735	—	4,808
Total deductions	12,680	155	6,003
Balance, end of period	3,131,750	3,123,915	3,018,095

(d) The following is a reconciliation of accumulated depreciation for the years ended December 31:

	2012	2011	2010
Balance, beginning of period	$238,688	$178,906	$122,887
Additions
Acquisitions - Depreciation Expense for Building, Acquisitions Costs & Tenant Improvements Acquired	59,530	58,534	56,280
Improvements - Depreciation Expense for Tenant Improvements and Building Equipment	1,360	1,248	335
Total additions	60,890	59,782	56,615
Deductions
Cost of real estate sold	552	—	—
Other (including provisions for impairment of real estate assets)	1,604	—	596
Total deductions	2,156	—	596
Balance, end of period	297,422	238,688	178,906

(e) In 2012, a provision for impairment was recorded on two properties. In 2010, a provision for impairment was recorded on one property.
(f) The Company’s assets are depreciated or amortized using the straight-line method over the useful lives of the assets by class. Generally, tenant improvements are amortized over the respective lease term and buildings are depreciated over 40 years.
(g) For financial reporting purposes, the lease has been recorded as a direct financing lease; therefore, depreciation is not applicable.
(h) Subject to ground lease and therefore date constructed is not applicable.
(i) Property is included in the Credit Facility’s unencumbered borrowing base. As of December 31, 2012, the Company had $319.1 million outstanding under the Credit Facility.